Accounts Receivable, Net (Details) - Schedule of accounts receivable - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable, Noncurrent, Past Due [Line Items]
Accounts Receivable, net	$ 535,292	$ 3,056,104
Bad debt reserve	(904,052)	(6,888,710)
Less than 3 months [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Accounts Receivable, net	294,481	2,305,868
From 4 to 6 months [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Accounts Receivable, net	197,465	667,018
From 7 to 9 months [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Accounts Receivable, net	28,134	318,357
From 10 to 12 months [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Accounts Receivable, net	107,317	88,056
Over 1 year [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Accounts Receivable, net	$ 811,947	$ 6,565,515